Shareholder Report, Holdings (Details)	Jun. 30, 2026
VIP Utilities Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP Utilities Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Utilities Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Utilities Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Utilities Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Utilities Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Utilities Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Utilities Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Utilities Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Utilities Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Utilities Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	66.30%
VIP Utilities Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
VIP Utilities Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Utilities Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Utilities Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Utilities Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Utilities Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Utilities Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Utilities Portfolio - Investor Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio - Investor Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Utilities Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Utilities Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Utilities Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
VIP Utilities Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Utilities Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP Utilities Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Utilities Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Utilities Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Utilities Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Utilities Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Utilities Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Utilities Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Utilities Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Utilities Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Utilities Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	66.30%
VIP Utilities Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
VIP Utilities Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Utilities Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Utilities Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Utilities Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Utilities Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Utilities Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Utilities Portfolio - Initial Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio - Initial Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Utilities Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Utilities Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Utilities Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
VIP Utilities Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Technology Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
VIP Technology Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Technology Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Technology Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Technology Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Technology Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Technology Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Technology Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Technology Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Technology Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Technology Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.60%
VIP Technology Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
VIP Technology Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP Technology Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Technology Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Technology Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Technology Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Service Class 2 | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Service Class 2 | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Technology Portfolio - Service Class 2 | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Technology Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
VIP Technology Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Technology Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Technology Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Service Class 2 | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Service Class 2 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Service Class 2 | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
VIP Technology Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Technology Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Technology Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
VIP Technology Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Technology Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Technology Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Technology Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Technology Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Technology Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Technology Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Technology Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Technology Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Technology Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.60%
VIP Technology Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
VIP Technology Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP Technology Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Technology Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Technology Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Technology Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Investor Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Technology Portfolio - Investor Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Technology Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
VIP Technology Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Technology Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Technology Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Investor Class | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Investor Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Investor Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Investor Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
VIP Technology Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Technology Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Technology Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
VIP Technology Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Technology Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Technology Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Technology Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Technology Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Technology Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Technology Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Technology Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Technology Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Technology Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.60%
VIP Technology Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
VIP Technology Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP Technology Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Technology Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Technology Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Technology Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Initial Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Technology Portfolio - Initial Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Technology Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
VIP Technology Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Technology Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Technology Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Initial Class | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Initial Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Initial Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
VIP Technology Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Technology Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Technology Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Real Estate Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Real Estate Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
VIP Real Estate Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Real Estate Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Real Estate Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Real Estate Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Real Estate Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Real Estate Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Real Estate Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Real Estate Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Real Estate Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
VIP Real Estate Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Real Estate Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Real Estate Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Real Estate Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Real Estate Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Real Estate Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Real Estate Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
VIP Real Estate Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Real Estate Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Real Estate Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
VIP Real Estate Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Real Estate Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Real Estate Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Real Estate Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Real Estate Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Real Estate Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Real Estate Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Real Estate Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Real Estate Portfolio - Service Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
VIP Real Estate Portfolio - Service Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Service Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Real Estate Portfolio - Service Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Real Estate Portfolio - Service Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Real Estate Portfolio - Service Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Real Estate Portfolio - Service Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Real Estate Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Real Estate Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
VIP Real Estate Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Real Estate Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Real Estate Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
VIP Real Estate Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Real Estate Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Real Estate Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Real Estate Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Real Estate Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Real Estate Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Real Estate Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Real Estate Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Real Estate Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
VIP Real Estate Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Real Estate Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Real Estate Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Real Estate Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Real Estate Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Real Estate Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Real Estate Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
VIP Real Estate Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Real Estate Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Real Estate Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
VIP Real Estate Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Real Estate Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Real Estate Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Real Estate Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Real Estate Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Real Estate Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Real Estate Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Real Estate Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Real Estate Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
VIP Real Estate Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Real Estate Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Real Estate Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Real Estate Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Real Estate Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Real Estate Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Real Estate Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
VIP Real Estate Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Materials Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Materials Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Materials Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Materials Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Materials Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Materials Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Materials Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Materials Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Materials Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Materials Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Materials Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	53.00%
VIP Materials Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
VIP Materials Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Materials Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Materials Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
VIP Materials Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Materials Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Materials Portfolio - Investor Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Materials Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	101.30%
VIP Materials Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Materials Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Materials Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Materials Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Materials Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Materials Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Materials Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Materials Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Materials Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Materials Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Materials Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	53.00%
VIP Materials Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
VIP Materials Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Materials Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Materials Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
VIP Materials Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Materials Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Materials Portfolio - Initial Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Materials Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	101.30%
VIP Industrials Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Industrials Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Industrials Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Industrials Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Industrials Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Industrials Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Industrials Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Industrials Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Industrials Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Industrials Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Industrials Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	29.60%
VIP Industrials Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
VIP Industrials Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
VIP Industrials Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Industrials Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Industrials Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Industrials Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Industrials Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Industrials Portfolio - Investor Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Industrials Portfolio - Investor Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Industrials Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Industrials Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Industrials Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Industrials Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Industrials Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Industrials Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Industrials Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Industrials Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Industrials Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Industrials Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Industrials Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Industrials Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Industrials Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Industrials Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Industrials Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	29.60%
VIP Industrials Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
VIP Industrials Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
VIP Industrials Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Industrials Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Industrials Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Industrials Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Industrials Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Industrials Portfolio - Initial Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Industrials Portfolio - Initial Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Industrials Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Industrials Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Industrials Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Industrials Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Health Care Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Health Care Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Health Care Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Health Care Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Health Care Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Health Care Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Health Care Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Health Care Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Health Care Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Health Care Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Health Care Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
VIP Health Care Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
VIP Health Care Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Health Care Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP Health Care Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Health Care Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Health Care Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Health Care Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.30%
VIP Health Care Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Health Care Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Health Care Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Health Care Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Health Care Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Health Care Portfolio - Service Class 2 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Service Class 2 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Health Care Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Health Care Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP Health Care Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Health Care Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Health Care Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Health Care Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Health Care Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Health Care Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Health Care Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Health Care Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Health Care Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Health Care Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Health Care Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Health Care Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Health Care Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
VIP Health Care Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
VIP Health Care Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Health Care Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP Health Care Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Health Care Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Health Care Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Health Care Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.30%
VIP Health Care Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Health Care Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Health Care Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Health Care Portfolio - Investor Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Health Care Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Health Care Portfolio - Investor Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Investor Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Health Care Portfolio - Investor Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Health Care Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP Health Care Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Health Care Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Health Care Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Health Care Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Health Care Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Health Care Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Health Care Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Health Care Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Health Care Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Health Care Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Health Care Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Health Care Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Health Care Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	38.10%
VIP Health Care Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
VIP Health Care Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Health Care Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP Health Care Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Health Care Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Health Care Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Health Care Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.30%
VIP Health Care Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Health Care Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Health Care Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Health Care Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Health Care Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Health Care Portfolio - Initial Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Initial Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Health Care Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Health Care Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
VIP Health Care Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Health Care Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Health Care Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Financials Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Financials Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Financials Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Financials Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Financials Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Financials Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Financials Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Financials Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Financials Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Financials Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Financials Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
VIP Financials Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	26.30%
VIP Financials Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP Financials Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Financials Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Financials Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Financials Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
VIP Financials Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Financials Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Financials Portfolio - Service Class 2 | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Financials Portfolio - Service Class 2 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Financials Portfolio - Service Class 2 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Financials Portfolio - Service Class 2 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Financials Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
VIP Financials Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Financials Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Financials Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Financials Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Financials Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Financials Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Financials Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Financials Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Financials Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Financials Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Financials Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Financials Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
VIP Financials Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	26.30%
VIP Financials Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP Financials Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Financials Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Financials Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Financials Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
VIP Financials Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Financials Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Financials Portfolio - Investor Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Financials Portfolio - Investor Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Financials Portfolio - Investor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Financials Portfolio - Investor Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Financials Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
VIP Financials Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Financials Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Financials Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Financials Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Financials Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Financials Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Financials Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Financials Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Financials Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Financials Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Financials Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Financials Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
VIP Financials Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	26.30%
VIP Financials Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP Financials Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Financials Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Financials Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Financials Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
VIP Financials Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Financials Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Financials Portfolio - Initial Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Financials Portfolio - Initial Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Financials Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Financials Portfolio - Initial Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Financials Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
VIP Financials Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Energy Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
VIP Energy Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
VIP Energy Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Energy Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Energy Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Energy Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Energy Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Energy Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Energy Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Energy Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Energy Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	78.20%
VIP Energy Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Energy Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Energy Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
VIP Energy Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Energy Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Energy Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Energy Portfolio - Service Class 2 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Energy Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
VIP Energy Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Energy Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
VIP Energy Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
VIP Energy Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Energy Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Energy Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Energy Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Energy Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Energy Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Energy Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Energy Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Energy Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	78.20%
VIP Energy Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Energy Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Energy Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
VIP Energy Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Energy Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Energy Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Energy Portfolio - Investor Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Energy Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
VIP Energy Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Energy Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
VIP Energy Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
VIP Energy Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Energy Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Energy Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Energy Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Energy Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Energy Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Energy Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Energy Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Energy Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	78.20%
VIP Energy Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Energy Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Energy Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
VIP Energy Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Energy Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Energy Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Energy Portfolio - Initial Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Energy Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
VIP Energy Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Consumer Staples Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Consumer Staples Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
VIP Consumer Staples Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Consumer Staples Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Consumer Staples Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Consumer Staples Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Consumer Staples Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Consumer Staples Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Consumer Staples Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Consumer Staples Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Consumer Staples Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
VIP Consumer Staples Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	27.20%
VIP Consumer Staples Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Consumer Staples Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
VIP Consumer Staples Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Consumer Staples Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Consumer Staples Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Consumer Staples Portfolio - Service Class 2 | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Consumer Staples Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
VIP Consumer Staples Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Consumer Staples Portfolio - Service Class 2 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Consumer Staples Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Consumer Staples Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Consumer Staples Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Consumer Staples Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
VIP Consumer Staples Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Consumer Staples Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Consumer Staples Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Consumer Staples Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Consumer Staples Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Consumer Staples Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Consumer Staples Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Consumer Staples Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Consumer Staples Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
VIP Consumer Staples Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	27.20%
VIP Consumer Staples Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Consumer Staples Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
VIP Consumer Staples Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Consumer Staples Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Consumer Staples Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Consumer Staples Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Consumer Staples Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
VIP Consumer Staples Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Consumer Staples Portfolio - Investor Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Consumer Staples Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Consumer Staples Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Consumer Staples Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Consumer Staples Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
VIP Consumer Staples Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Consumer Staples Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Consumer Staples Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Consumer Staples Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Consumer Staples Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Consumer Staples Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Consumer Staples Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Consumer Staples Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Consumer Staples Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
VIP Consumer Staples Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	27.20%
VIP Consumer Staples Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Consumer Staples Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
VIP Consumer Staples Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Consumer Staples Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Consumer Staples Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Consumer Staples Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Consumer Staples Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
VIP Consumer Staples Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Consumer Staples Portfolio - Initial Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Consumer Staples Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Consumer Staples Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Consumer Discretionary Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
VIP Consumer Discretionary Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Discretionary Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Consumer Discretionary Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Consumer Discretionary Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
VIP Consumer Discretionary Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Discretionary Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
VIP Consumer Discretionary Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
VIP Consumer Discretionary Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Consumer Discretionary Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Consumer Discretionary Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Consumer Discretionary Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Consumer Discretionary Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Consumer Discretionary Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Consumer Discretionary Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Consumer Discretionary Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
VIP Consumer Discretionary Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
VIP Consumer Discretionary Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Consumer Discretionary Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
VIP Consumer Discretionary Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Consumer Discretionary Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Consumer Discretionary Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Consumer Discretionary Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Consumer Discretionary Portfolio - Investor Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Consumer Discretionary Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
VIP Consumer Discretionary Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Discretionary Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Consumer Discretionary Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Consumer Discretionary Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
VIP Consumer Discretionary Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Discretionary Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
VIP Consumer Discretionary Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
VIP Consumer Discretionary Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Consumer Discretionary Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Consumer Discretionary Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Consumer Discretionary Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Consumer Discretionary Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Consumer Discretionary Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Consumer Discretionary Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Consumer Discretionary Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
VIP Consumer Discretionary Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
VIP Consumer Discretionary Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Consumer Discretionary Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
VIP Consumer Discretionary Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Consumer Discretionary Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Consumer Discretionary Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Consumer Discretionary Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Consumer Discretionary Portfolio - Initial Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Consumer Discretionary Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
VIP Consumer Discretionary Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Discretionary Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Consumer Discretionary Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Consumer Discretionary Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
VIP Consumer Discretionary Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Communication Services Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
VIP Communication Services Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Communication Services Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Communication Services Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Communication Services Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Communication Services Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Communication Services Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Communication Services Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Communication Services Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Communication Services Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Communication Services Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	44.60%
VIP Communication Services Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	32.90%
VIP Communication Services Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Communication Services Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Communication Services Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Communication Services Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Communication Services Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Communication Services Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Communication Services Portfolio - Investor Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Communication Services Portfolio - Investor Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Communication Services Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
VIP Communication Services Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Communication Services Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Communication Services Portfolio - Investor Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Communication Services Portfolio - Investor Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Communication Services Portfolio - Investor Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Communication Services Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
VIP Communication Services Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Communication Services Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Communication Services Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
VIP Communication Services Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Communication Services Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Communication Services Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Communication Services Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Communication Services Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Communication Services Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Communication Services Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Communication Services Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Communication Services Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Communication Services Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	44.60%
VIP Communication Services Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	32.90%
VIP Communication Services Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Communication Services Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Communication Services Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Communication Services Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Communication Services Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Communication Services Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Communication Services Portfolio - Initial Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Communication Services Portfolio - Initial Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Communication Services Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
VIP Communication Services Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Communication Services Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Communication Services Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Communication Services Portfolio - Initial Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Communication Services Portfolio - Initial Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Communication Services Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
VIP Communication Services Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Communication Services Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Communication Services Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
VIP Communication Services Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Communication Services Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Communication Services Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Communication Services Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Communication Services Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Communication Services Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Communication Services Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Communication Services Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Communication Services Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Communication Services Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	44.60%
VIP Communication Services Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	32.90%
VIP Communication Services Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Communication Services Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Communication Services Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Communication Services Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Communication Services Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Communication Services Portfolio - Service Class 2 | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Communication Services Portfolio - Service Class 2 | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Communication Services Portfolio - Service Class 2 | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Communication Services Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
VIP Communication Services Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Communication Services Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Communication Services Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Communication Services Portfolio - Service Class 2 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Communication Services Portfolio - Service Class 2 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Communication Services Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
VIP Communication Services Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Communication Services Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Industrials Portfolio Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Industrials Portfolio Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Industrials Portfolio Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Industrials Portfolio Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Industrials Portfolio Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Industrials Portfolio Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Industrials Portfolio Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Industrials Portfolio Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Industrials Portfolio Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Industrials Portfolio Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Industrials Portfolio Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	29.60%
VIP Industrials Portfolio Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
VIP Industrials Portfolio Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
VIP Industrials Portfolio Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Industrials Portfolio Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Industrials Portfolio Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Industrials Portfolio Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Industrials Portfolio Service Class 2 | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Industrials Portfolio Service Class 2 | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Industrials Portfolio Service Class 2 | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Industrials Portfolio Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Industrials Portfolio Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Industrials Portfolio Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Industrials Portfolio Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Materials Portfolio Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
VIP Materials Portfolio Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Materials Portfolio Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Materials Portfolio Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Materials Portfolio Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Materials Portfolio Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Materials Portfolio Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Materials Portfolio Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Materials Portfolio Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Materials Portfolio Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Materials Portfolio Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	53.00%
VIP Materials Portfolio Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
VIP Materials Portfolio Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Materials Portfolio Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Materials Portfolio Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
VIP Materials Portfolio Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Materials Portfolio Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Materials Portfolio Service Class 2 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Materials Portfolio Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	101.30%
VIP Utilities Portfolio Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP Utilities Portfolio Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Utilities Portfolio Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Utilities Portfolio Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Utilities Portfolio Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Utilities Portfolio Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Utilities Portfolio Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Utilities Portfolio Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Utilities Portfolio Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Utilities Portfolio Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Utilities Portfolio Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	66.30%
VIP Utilities Portfolio Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
VIP Utilities Portfolio Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Utilities Portfolio Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Utilities Portfolio Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Utilities Portfolio Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Utilities Portfolio Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Utilities Portfolio Service Class 2 | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Utilities Portfolio Service Class 2 | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio Service Class 2 | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Utilities Portfolio Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Utilities Portfolio Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Utilities Portfolio Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
VIP Utilities Portfolio Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%